Schedule of Carrying Values and Estimated Fair Values Of Debt Instruments (Detail) (Unsecured debt, USD $) In Millions, unless otherwise specified	Sep. 28, 2012 2.250% notes due July 2017		Sep. 30, 2011 2.250% notes due July 2017		Sep. 28, 2012 3.500% notes due July 2022		Sep. 30, 2011 3.500% notes due July 2022		Sep. 28, 2012 4.875% notes due July 2042		Sep. 30, 2011 4.875% notes due July 2042		Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2	Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2 2.250% notes due July 2017	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2 2.250% notes due July 2017	Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2 3.500% notes due July 2022	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2 3.500% notes due July 2022	Dec. 28, 2012 Fair Value Fair Value, Inputs, Level 2 4.875% notes due July 2042	Sep. 28, 2012 Fair Value Fair Value, Inputs, Level 2 4.875% notes due July 2042	Dec. 28, 2012 Carrying Value	Sep. 28, 2012 Carrying Value	Dec. 28, 2012 Carrying Value 2.250% notes due July 2017	Sep. 28, 2012 Carrying Value 2.250% notes due July 2017	Dec. 28, 2012 Carrying Value 3.500% notes due July 2022	Sep. 28, 2012 Carrying Value 3.500% notes due July 2022	Dec. 28, 2012 Carrying Value 4.875% notes due July 2042	Sep. 28, 2012 Carrying Value 4.875% notes due July 2042
Debt Instrument [Line Items]
Long-term debt, carrying value	$ 749	[1]	$ 0	[1]	$ 998	[1]	$ 0	[1]	$ 742	[1]	$ 0	[1]									$ 2,489	$ 2,489	$ 749	$ 749	$ 998	$ 998	$ 742	$ 742
Long-term debt, fair value													$ 2,438	$ 2,602	$ 737	$ 766	$ 980	$ 1,038	$ 721	$ 798

[1]	Net of discount of $0.7 million on notes due July 2017, $2.3 million on notes due July 2022 and $8.0 million on notes due July 2042.